Consolidated Balance Sheets - USD ($)		Jun. 30, 2022	Jun. 30, 2021
CURRENT ASSETS:
Cash and cash equivalents		$ 872,313	$ 174,189
Accounts receivable		2,507,981	3,191,711
Other receivables		6,819,050	8,900
Prepayments		17,666,664	4,267,827
Total current assets		27,866,008	7,642,627
NON-CURRENT ASSETS
Prepayments			52,000,000
Property, plant and equipment, net		30,228	9,160,214
Intangible assets, net		25,566,958	12,272,326
Total non-current assets		25,597,186	73,432,540
Total assets		53,463,194	81,075,167
CURRENT LIABILITIES:
Accounts payable		3,770,945
Other payables and accrued liabilities		885,601	517,134
Other payables - related parties		362,884	10,711
Deferred revenue			3,596,821
Total current liabilities		5,019,430	4,124,666
Total liabilities		5,019,430	4,124,666
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.04 par value, 800,000,000 shares authorized, 4,819,700 and 2,758,920 shares issued and outstanding as of June 30, 2022 and 2021, respectively	[1]	192,788	110,357
Additional paid-in-capital		195,654,317	147,684,772
Deferred stock compensation		(32,978)	(682,383)
Deficit		(147,370,363)	(70,162,245)
Total shareholders’ equity		48,443,764	76,950,501
Total liabilities and shareholders’ equity		$ 53,463,194	$ 81,075,167

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022.